Leased Property - Additional Information on Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Finance lease weighted average remaining lease term (years)	12 years 6 months 3 days		12 years 3 months 3 days		12 years 9 months 3 days	13 years 9 months 3 days
Finance lease weighted average discount rate	2.22%		2.22%		2.22%	2.22%
Operating lease weighted average remaining lease term (years)	3 years 1 month 24 days		3 years 1 month 24 days		3 years 3 months 3 days	4 years 1 month 13 days
Operating lease weighted average discount rate	3.16%		3.06%		3.19%	2.89%
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 868	$ 569	$ 1,739	$ 1,238	$ 2,557	$ 2,323
Operating cash flows from finance leases	15	16	30	32	63	39	$ 6
Financing cash flows from finance leases	39	38	80	76	152	152
Right-of-use assets obtained in exchange for new finance lease liabilities	0	0	0	0	0	0
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 0	$ 0	$ 0	$ 502	$ 1,558	$ 856